Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2020	31 December 2019	31 December 2020	31 December 2019
Summarized balance sheet information
Current assets	6 801	6 853	2 332	2 108
Non-current assets	17 291	18 389	13 857	13 200
Current liabilities	6 442	6 205	4 637	4 493
Non-current liabilities	3 188	3 517	809	931
Equity attributable to equity holders	14 204	15 203	10 685	9 836
Non-controlling interests	257	317	58	48

	Ambev			Budweiser APAC
Million US dollar	2020	2019 1	2018	2020	2019 2	2018 3
Summarized income statement and other comprehensive income information
Revenue	11 373	13 196	13 819	5 588	6 546	6 740
Net income	2 286	3 093	3 122	537	908	959
Attributable to:
Equity holders	2 217	2 989	3 025	514	898	958
Non-controlling interests	69	104	97	23	10	1
Net income	2 286	3 093	3 122	537	908	959
Other comprehensive income	1 467	(193)	629	635	(229)	(500)
Total comprehensive income	3 753	2 900	3 751	1 172	679	459
Attributable to:
Equity holders	3 647	2 801	3 620	1 147	665	458
Non-controlling interests	106	99	130	25	14	1
Summarized cash flow information
Cash flow from operating activities	3 673	4 664	5 089	1 306	1 379	1 684
Cash flow from investing activities	(1 325)	(1 228)	(1 011)	(628)	(743)	(472)
Cash flow from financing activities	(1 676)	(3 117)	(3 799)	(383)	(1 349)	(1 237)
Net increase/(decrease) in cash and cash equivalents	673	319	279	295	(713)	(25)